Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,561,785	¥ 3,373,076
Less: Accumulated depreciation and amortization	1,748,107	1,658,590
Premises and equipment—net	1,813,678	1,714,485
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	570,626	577,026
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	741,887	684,476
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	392,780	393,379
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	212,741	217,762
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	62,010	47,787
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,581,741	¥ 1,452,645